ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Three Years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan and lease losses
Balance at beginning of year	$ 54,021	$ 57,961	$ 53,398
Provision for loan and lease losses	14,586	3,582	10,140
Loans charged off	(20,670)	(13,663)	(11,114)
Recoveries	8,605	6,141	5,537
Allowance for Loan and Lease Losses Write-offs, Net	12,065	7,522	5,577
Commercial & industrial
Allowance for loan and lease losses
Balance at beginning of year	17,598	19,225	16,995
Provision for loan and lease losses	10,615	6,917	3,705
Loans charged off	(11,533)	(10,194)	(2,630)
Recoveries	2,066	1,650	1,155
Allowance for Loan and Lease Losses Write-offs, Net	9,467	8,544	1,475
Lease financing
Allowance for loan and lease losses
Balance at beginning of year	675	716	821
Provision for loan and lease losses	454	(42)	(106)
Loans charged off	0	0	0
Recoveries	1	1	1
Allowance for Loan and Lease Losses Write-offs, Net	(1)	(1)	(1)
Construction real estate
Allowance for loan and lease losses
Balance at beginning of year	3,577	3,282	1,810
Provision for loan and lease losses	(310)	207	1,280
Loans charged off	0	(1)	(93)
Recoveries	146	89	285
Allowance for Loan and Lease Losses Write-offs, Net	(146)	(88)	(192)
Commercial real estate
Allowance for loan and lease losses
Balance at beginning of year	20,930	26,540	23,656
Provision for loan and lease losses	847	(7,291)	5,365
Loans charged off	(4,835)	(1,038)	(4,983)
Recoveries	4,106	2,719	2,502
Allowance for Loan and Lease Losses Write-offs, Net	729	(1,681)	2,481
Residential
Allowance for loan and lease losses
Balance at beginning of year	4,683	3,208	4,014
Provision for loan and lease losses	492	1,695	(655)
Loans charged off	(422)	(435)	(387)
Recoveries	211	215	236
Allowance for Loan and Lease Losses Write-offs, Net	211	220	151
Home equity
Allowance for loan and lease losses
Balance at beginning of year	4,935	3,043	3,943
Provision for loan and lease losses	829	1,778	(175)
Loans charged off	(1,725)	(913)	(1,445)
Recoveries	1,309	1,027	720
Allowance for Loan and Lease Losses Write-offs, Net	416	(114)	725
Installment
Allowance for loan and lease losses
Balance at beginning of year	307	388	386
Provision for loan and lease losses	(85)	(90)	53
Loans charged off	(435)	(225)	(386)
Recoveries	575	234	335
Allowance for Loan and Lease Losses Write-offs, Net	(140)	(9)	51
Credit card
Allowance for loan and lease losses
Balance at beginning of year	1,316	1,559	1,773
Provision for loan and lease losses	1,744	408	673
Loans charged off	(1,720)	(857)	(1,190)
Recoveries	191	206	303
Allowance for Loan and Lease Losses Write-offs, Net	$ 1,529	$ 651	$ 887